Right Of Use Assets - Summary of Right of Use Assets Amount Recognized in Profit and Loss (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Right Of Use Assets Amount Recognized In Profit And Loss [Line Items]
Interest expense on lease liabilities	$ 1,554	$ 1,529	$ 1,559
Right-of-use assets [member]
Disclosure Of Right Of Use Assets Amount Recognized In Profit And Loss [Line Items]
Depreciation expense on right-of-use assets	18,755	17,768	14,018
Interest expense on lease liabilities	1,554	1,529	1,559
Expenses relating to lease of low value assets	$ 4,243	$ 3,562	$ 2,027